Leases - Schedule of Operating Leases Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Abstract]
Interest leasing	$ (4,811)	$ 0	$ 0
Depreciation charge for the year	(29,265)
Expenses relating to short-term leases	$ (103)
Lease expense		(34,598)
Sub-lease income presented in 'other operating income'		$ 846